LEASES - Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
LEASES
Operating lease cost	¥ 244,855	¥ 283,834
Short-term lease cost	808	9,724
Total	245,663	293,558
Operating cash flows for operating leases	218,878	281,425
Operating lease expenses	¥ 63,749	157,120
Cash paid for amounts included in the measurement of lease liabilities:
Right-of-use assets		334,134	$ 16,195	¥ 105,674
Operating lease liabilities		¥ 282,334	$ 12,545	¥ 81,854
Operating leases - Weighted average remaining lease term		1 year 10 months 17 days	1 year 5 months 19 days	1 year 5 months 19 days
Operating leases - Weighted average discount rate		4.19%	3.30%	3.30%